UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 1999

Check here if Amendment  [x ]; Amendment Number: 5

This Amendment (Check only one.):  [ x   ] is a restatement.
[    ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:       The Southern Fiduciary Group Inc.
Address:    2325 Crestmoor Road, Suite 202
            P.O. Box 158947
            Nashville, Tennessee 37215

13F File Number:    28-2983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701
Signature, Place, and Date of Signing
Ernest Williams III    Nashville, TN    July 28, 1999

Report Type (Check only one.):
[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report

List of Other Managers Reporting for this Manager:
NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY;

NUMBER OF OTHER INCLUDED MANAGERS:      NONE

FORM 13F INFORMATION TABLE ENTRY TOTAL:  66

FORM 13F INFORMATION TABLE VALUE TOTAL: $141,821,000

LIST OF OTHER INCLUDED MANAGERS:

NONE

Form 13F-HR
  NAME		              TITLE OF            	VALUE   	SHARES/	SH/  INVSTMT   	OTHER      VOTING AUTH
OF ISSUER              CLASS     CUSIP   (x$1000)  PRN AMT		PRN  DSCRETN  MANAGER		SOLE   SHARED  NONE
COMMON STOCK
Allegheny Teledyne Inc  	COM    	017415100   4,801   212,205  SH 	SOLE     	NONE     82,100  0      130,105
American Healthcorp     	COM     02649V104    	342    41,140 	SH 	SOLE      NONE     15,900  0       25,240
American Int'l Group    	COM    	026874107    	704     6,000  SH 	SOLE     	NONE     	2,300  0        3,700
Bancorp South           	COM    	059692103    	329   	18,168  SH 	SOLE     	NONE      7,000  0       11,168
Belo (A.H.) Cl A        	COM    	080555105   5,721   290,600  SH 	SOLE     	NONE    112,400  0      178,200
Berkshire Hath Cl`B'    	COM    	084670207   3,078     1,374  SH  SOLE     	NONE       	500  0         	874
Berry Petroleum `A'     	COM    	085789105   8,293   595,014  SH 	SOLE     	NONE    230,200  0      364,814
Bristol-Myers           	COM    	110122108 	 1,469    20,858  SH 	SOLE     	NONE 	    8,100  0       12,758
Calif Coastal           	COM    	129915104    	752   107,481  SH 	SOLE   	  NONE     41,600  0       65,881
Channell Commercial     	COM	    159186105    	229    22,870  SH 	SOLE      NONE	     8,800  0      	14,070
Chieftain Int'l Inc     	COM    	16867C101    	982    56,100 	SH 	SOLE     	NONE     21,700  0       34,400
Coca-Cola Co            	COM	    191216100   1,633    26,331  SH 	SOLE     	NONE 	   10,200  0       16,131
Crawford & Co `A'       	COM    	224633206    	397	   29,436 	SH 	SOLE     	NONE     11,400  0       18,036
Crawford & Co `B'       	COM    	224633107    	946    58,236  SH 	SOLE      NONE     22,500  0       35,736
Disney (Walt) Co        	COM    	254687106  	3,068    99,556  SH 	SOLE      NONE     38,500  0       61,056
Dynegy Inc              	COM    	26816L102 	 3,998   196,200  SH 	SOLE      NONE     75,900  0      120,300
Exxon Corp              	COM    	302290101    	461     5,980  SH 	SOLE      NONE      2,300  0        3,680
Federal Home Loan       	COM    	313400301 	 4,314    74,371 	SH 	SOLE     	NONE     28,800  0       45,571
General Electric        	COM    	369604103   1,645    14,560 	SH 	SOLE     	NONE      5,600 	0        8,960
Gillette Co             	COM    	375766102   1,808    44,096 	SH 	SOLE     	NONE     17,100  0       26,996
Great Lakes Chemicl      COM    	390568103 	   649    14,100 	SH 	SOLE     	NONE      5,500  0        8,600
GTech Holdings          	COM    	400518106 	 4,239   179,900  SH 	SOLE     	NONE     69,600  0      110,300
Hancock Fabrics         	COM    	409900107    	302    68,970  SH 	SOLE      NONE     26,700  0       42,270
Hanson Trust ADR        	COM    	411352305 	 1,422    32,050  SH		SOLE     	NONE     12,400  0       19,650
Harcourt General        	COM    	41163G101 	 3,064    59,415  SH 	SOLE     	NONE     23,000  0       36,415
HCC Ins Hldgs           	COM    	404132102  	6,943   306,035  SH 	SOLE      NONE    118,400  0      187,635
Imperial Tobacco PLC    	COM	    453142101 	 2,154    98,480  SH 	SOLE      NONE	    38,100  0       60,380
JLK Direct Dist 'A'     	COM     46621C105    	340    36,500 	SH		SOLE   	  NONE	    14,100  0       22,400
JPS Packaging           	COM    	46623H102    	439    96,285  SH 	SOLE      NONE     37,300  0       58,985
Lab Holdings            	COM    	505353102 	 6,196   446,592 	SH 	SOLE   	  NONE    219,400  0      227,192
Lee Enterprises         	COM    	523768109  	3,132   102,675 	SH 	SOLE   	  NONE     39,700  0       62,975
Leucadia Natl Corp      	COM    	527288104 	   893    35,200 	SH 	SOLE     	NONE     13,600  0       21,600
Loews Corp              	COM    	540424108  	2,176    27,495  SH 	SOLE      NONE 	   10,600  0       16,895
McCormick & Co          	COM    	579780206  	1,064    33,700  SH 	SOLE      NONE     13,000  0       20,700
Media General           	COM    	584404107 	   893    17,500  SH 	SOLE      NONE      6,800  0       10,700
Merck & Co	              COM    	589331107    	265     3,600  SH 	SOLE      NONE	     1,400  0       	2,200
Nabisco Grp Hldgs        COM     62952P102     235    12,000  SH  SOLE      NONE      4,600  0        7,400
Natl Commerce Bancorp   	COM    	635449101    	295    13,500  SH 	SOLE   	  NONE     	5,200  0        8,300
Natl Health Realty      	COM    	635905102    	684    61,479  SH 	SOLE      NONE     23,800  0       37,679
Natl Healthcare Corp    	COM    	635906100    	492    61,479  SH 	SOLE   	  NONE 	   23,800  0       37,679
National Presto Ind     	COM    	637215104    	352     9,200  SH 	SOLE   	  NONE 	    3,600  0        5,600
National Svc Indus      	COM    	637657107   4,253   118,149 	SH 	SOLE      NONE 	   45,700  0       72,449
OPTi Inc                 COM    	683960108	  2,422   398,540  SH 	SOLE      NONE    189,800  0      208,740
Philip Morris Cos       	COM    	718154107	  4,738   117,895 	SH 	SOLE      NONE     45,600  0       72,295
Prison Realty Trst Inc   COM    	74264N105	 11,402 1,161,950  SH 	SOLE      NONE    504,700  0      657,250
Procter & Gamble        	COM    	742718109	    790     8,850  SH 	SOLE      NONE      3,400  0        5,450
Raychem Corp            	COM    	754603108	  2,658    71,846 	SH 	SOLE   	  NONE     27,800  0       44,046
Response Oncology       	COM    	761232107	  1,469   500,084  SH 	SOLE   	  NONE    193,500  0      306,584
Ryerson Tull Inc        	COM    	783755101	  1,029  	 45,628 	SH 	SOLE      NONE     17,700  0       27,928
Santa Fe Snyder Crp      COM     80218K105     959   119,925  SH  SOLE      NONE     46,400  0       73,525
Scripps 'A', E W         COM    	811039106	  1,961    41,225  SH 	SOLE   	  NONE     15,900  0       25,325
Syntroleum Corp	         COM    	871630109 	 9,000 1,007,020 	SH 	SOLE      NONE    428,900  0      578,120
Tidewater Inc           	COM    	886423102 	 3,786   124,125  SH 	SOLE   	  NONE     48,000  0       76,125
Tokio Marine/Fire	       COM    	889090403    	511	    9,100  SH 	SOLE   	  NONE	     3,500  0        5,600
Trustmark Corp           COM     898402102     206     9,000  SH  SOLE      NONE      3,500  0        5,500
TXU                      COM     882848104   1,059    25,560  SH  SOLE      NONE      9,900  0       15,660
Union Pacific Resrces   	COM    	907834105     741  	 45,435 	SH 	SOLE   	  NONE 	   17,600  0       27,835
UnumProvident Corp       COM     91529Y106 	 1,347    24,600 	SH 	SOLE   	  NONE      9,500  0       15,100
Vulcan Materials        	COM    	929160109 	 1,601    33,177 	SH 	SOLE   	  NONE     12,800  0       20,377
Wal-Mart Stores	         COM    	931142103 	 1,611    33,386  SH 	SOLE   	  NONE     12,900  0       20,486
Washington Post`B'	      COM    	939640108    	739   	 1,374  SH 	SOLE   	  NONE        500  0          874
Wesco Financial	         COM    	950817106 	   930     3,000  SH 	SOLE   	  NONE      1,200  0        1,800
White Mountain Ins       COM     964126106   1,770    12,550  SH  SOLE      NONE      4,900  0        7,650
CONVERTIBLE PREFERRED STOCKS
Chieftain Intl $1.8125   PFD CV  402033302 	 2,623   100,400  SH  SOLE     	NONE      38,800 0 	     61,600
CONVERTIBLE BONDS
Am Rtrmnt 5.75% 10/1/02  CV BD	  028913AA9   1,931  2,545,000 PRN SOLE     	NONE     984,700 0 	 	1,560,300
Pride Ptrl 6.25% 2/15/06	CV BD  	741541AA4   1,086  1,070,000 PRN SOLE     	NONE     414,000 0      656,000
GRAND TOTALS                            			141,821

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